Income taxes	12 Months Ended
Dec. 31, 2019
Capital Management
Income taxes
8.	INCOME TAXES

a)	Current Income Taxes
A reconciliation of combined federal and provincial corporate income taxes at the Company’s effective tax rate of
26.5
% (201
8
-
26.5
%).

	December 31, 201 9	December 31, 201 8
Net Loss before income taxes	$(41,907,079)	$(22,639,272)
Income taxes at statutory rates	$(11,105,376)	$(5,999,407)
Tax effect of expenses not deductible for income tax purposes:
Tax/FX rate changes and other adjustments	—	—
Permanent differences	(4,800,780)	(4,374,564)
Unrecognized share issue costs	(625,220)	(354,072)
Tax/foreign currency rate changes and other adjustments	93,724	—

Total tax recovery	(16,437,652)	(10,728,043)
Tax recovery not recognized	16,437,652	10,728,043

	$—	$—

b)	Deferred Income Taxes
Deferred income tax assets and liabilities result primarily
from
differences in recognition of certain timing differences that give rise to the Company’s future tax assets (liabilities) and are as follows:

	December 31, 201 9	December 31, 201 8
Non-Capital Losses	$63,740,497	$47,679,897
Qualifying Research and Development expenditures	1,493,309	1,493,309
Share issue costs and other	1,999,584	1,622,533

Total tax assets	67,233,390	50,795,739
Tax assets not recognized	(67,233,390)	(50,795,739)

Net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is probable that some or all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Management, based on IFRS criteria, has determined, at this time, not to recognize its deferred tax assets.

c)	Losses carried forward
The Company has
non-capital
losses of approximately $
240,594,715
available to reduce future income taxes. The
non-capital
losses expire approximately as follows:

2027	$786,557
2028	169,954
2029	186,708
2030	2,003,594
2031	12,735,836
2032	7,260,729
2033	8,856,497
2034	15,819,741
2035	43,934,918
2036	28,310,254
2037	19,604,159
2038	40,255,192
2039	60,670,576

$240,594,715

The Company has accumulated Qualifying Research and Development expenses of $
5,635,128
from prior years research and development. These expenditures may be carried forward indefinitely and used to reduce taxable income in future years.
As a result of a Canada Revenue Agency (CRA) audit completed in 2017 and 2016, regarding Titan’s 2012 and 2011 SR&ED claim
,
the 2012 loss of $
6,517,436
has been adjusted to $
7,260,729
and the 2011 loss of $
9,423,694
has been adjusted to $
12,735,836
. The qualifying SR&ED expenditures has also been adjusted from $
9,439,430
to $
5,635,128
. CRA concluded that the claimed work did not satisfy the SR&ED criteria. Titan is appealing this decision by CRA.

d)	Investment Tax Credits
At December 31, 201
9
,
 the Company has $
1,167,560
(201
8
 - $
1,167,560
) of unclaimed investment tax credits available to reduce federal income taxes payable in future years. If not utilized, these investment tax credits will start expiring in 2028. The amounts have been adjusted to reflect changes due to the CRA audit.
At December 31, 201
9
,
 the Company has $
237,997
(201
8
 - $
237,997
) of unclaimed Ontario Research and Development Tax Credit available to reduce Ontario income taxes payable in future years. If not utilized, this credit will start expiring in 2029. The amounts have been adjusted to reflect changes due to the CRA audit.